Investments Accounted for Using the Equity Method (Summarized Balance Sheet for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	¥ 6,916,408	¥ 7,449,699	¥ 8,741,893	¥ 7,504,266
Total current assets	17,304,843	22,309,163
Total current liabilities	(15,232,246)	(15,479,629)
Non-current
Total non-current assets	27,314,287	23,184,912
Non-current liabilities	(51,909)	(20,598)
BOC [member]
Current
Cash and cash equivalents	233,898	182,548
Other current assets (excluding cash)	67,809	64,837
Total current assets	301,707	247,385
Total current liabilities	(57,153)	(37,444)
Non-current
Total non-current assets	147,717	181,372
Non-current liabilities	(21,417)	(26,378)
Net assets	370,854	364,935	362,552
JYJC [member]
Current
Cash and cash equivalents	13,281	11,200
Other current assets (excluding cash)	6,077	9,557
Total current assets	19,358	20,757
Total current liabilities	(2,453)	(3,993)
Non-current
Total non-current assets	1,800	1,937
Non-current liabilities	0	0
Net assets	18,705	18,701	17,277
Yangu Gas [member]
Current
Cash and cash equivalents	62,878	51,386
Other current assets (excluding cash)	11,812	12,565
Total current assets	74,690	63,951
Total current liabilities	(3,463)	(3,460)
Non-current
Total non-current assets	26,066	36,972
Non-current liabilities	0	0
Net assets	¥ 97,293	¥ 97,463	¥ 97,423